N-2	12 Months Ended
Mar. 31, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002066579
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Privacore VPC Asset Backed Credit Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Privacore VPC Asset Backed Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund has commenced operations on January 2, 2026 (“Commencement of Operations”). The Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund was organized as a statutory trust on June 11, 2025 under the laws of the State of Delaware. The Fund had no operations from that date through January 2, 2026 other than those relating to organizational matters and the registration of its shares under applicable securities laws. During this period, the Sub-Adviser, purchased 10,000 of the Fund’s Class I Common Shares of beneficial interest (the “Class I Shares”), at an aggregate purchase price of $100,000, at a price of $10.00 per share.

The Fund’s investment objective is to seek to achieve a high level of current income and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by employing a flexible and dynamic allocation approach, investing primarily across a broad range of asset backed credit opportunities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly in asset backed credit instruments (“Asset Backed Credit Instruments”). The Fund defines Asset Backed Credit Instruments as direct and indirect investments in credit and credit-related investments secured by a financial or physical asset and investments that derive returns from interest incomes, recurring revenues, fees or other types of cash flows of underlying financial and physical assets. These investments may include loans, notes, participations, receivables, securitized products, bonds, secured credit backed by physical or intellectual assets, and other asset-backed credit-related investments. The Fund may invest in Asset Backed Credit Instruments directly, as well as indirectly through an underlying fund holding such investments. Sample underlying asset classes may include, but are not limited to, consumer, small business, financial, real estate, litigation finance, and physical assets. The Asset Backed Credit Instruments the Fund may invest in include secured and unsecured consumer credit receivables, consumer leases, equipment leases, and credit instruments relating to certain assets, including residential and commercial real estate, equipment leases, aviation assets, shipping assets, transportation and storage assets, and financial assets, such as factoring receivables, litigation claims, financial claims and trade claims.

The Fund’s term is perpetual, except that the Fund may be dissolved and terminated as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust. The Fund’s fiscal year ends on each March 31. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares.

The Fund offers three separate classes of Shares designated as Class S, Class D and Class I Shares (collectively, the “Shares”). Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. As of March 31, 2026, Class I Shares is the only share class with capital contributions.

The Fund provides a limited degree of liquidity to its shareholders (“Shareholders”) by conducting quarterly offers to repurchase its Shares at their NAV on the date on which the repurchase price for Shares is determined (the “Valuation Date”). Each repurchase offer will be for no less than 5% nor more than 25% of the Fund’s Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be no more than fourteen (14) days prior to the Valuation Date.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing, including the risks discussed in greater detail below. An investment in the Fund should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The following list is not intended to be a comprehensive listing of all of the potential risks associated with the Fund. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s prospectus and SAI.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Valuation of Fund Investments

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans, fixed-income instruments and other Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Unspecified Investments; Dependence on the Advisers

The Advisers have complete discretion to select the Fund’s investments as opportunities arise. The Fund, and, accordingly, Shareholders, must rely upon the ability of the Advisers to identify and implement investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Advisers in respect of the Fund’s investments. The Sub-Adviser has the authority and responsibility for asset allocation, the selection of Fund’s investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Advisers to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or the Fund’s investments, or the terms of any such investments. There is no assurance that the Advisers will be able to select or implement successful strategies or achieve the Fund’s investment objective.

Asset Backed Securities (“ABS”) Risk

ABS are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, fund finance, trade receivables, equipment leases, and other assets that produce streams of payments. ABS are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, ABS entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

ABS entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

ABS are often backed by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset backed security will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.

Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.

Debt Securities Risk

One of the fundamental risks associated with debt and debt-related securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer, in the collateral supporting a Fund investment, or in general economic conditions (or all three) may impair the ability of an issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if issuers of debt securities in which the Fund invest become unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Risks in Investments in Loans

The Fund will originate or invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There is no assurance that the value assigned by the Adviser to collateralize an underlying loan can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

The portfolio may include first lien senior secured, second and third lien loans and any other loans.

The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.

Default Risk

The ability of the Fund to generate income through its investments is dependent upon payments being made by the borrower underlying such investments. If a borrower is unable to make its payments on an investment, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such investment.

A portion of the Fund’s investments will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted investments. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about an investment, and may not be able to pursue borrowers to collect payment under investments. To the extent an investment is secured, there is no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the investment. Certain investments, such as loans, are credit obligations of the borrowers and the terms of certain investments may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan or other instrument through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans or other instruments and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan or other instrument. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans or other instruments, or it may impair a third party’s ability to collect, on behalf of the Fund, upon default. To the extent that a loan or other instrument is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan or instrument because the borrowers have no collateral at risk. The Fund may not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan or instrument will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan or instrument, unsecured creditors will receive only a fraction of any amount outstanding on the loan or instrument, if anything.

Unsecured Loans

Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Mezzanine Debt Risk

Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds and unsecured loans. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Concentration of Investments

Subject to the Fund’s policy not to concentrate in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, or in any issuer, pursuant to the 1940 Act and SEC guidance thereunder, the Fund will not invest 25% or more of the value of its total assets in the securities of issuers engaged in any single industry. However, despite this 25% limitation, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs.

To the extent that the Fund invests more heavily in a particular industry, the Fund’s NAV will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to concentration risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Nature of Portfolio Companies

The Fund’s investments may include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there is no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Sub-Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Interest Rate Risk

The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on Fund Investments and the investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and its rates of return on invested capital. To mitigate such interest rate exposure, the Fund may invest a portion of its portfolio in investments with floating interest rates. In addition, an increase in interest rates would make it more expensive to use debt for the Fund and the Fund’s financing needs, if any.

In addition, in the event of a significant rising interest rate environment, the Fund’s Portfolio Companies with floating interest rate loans could see their payments increase and there may be a significant increase in the number of the Fund’s Portfolio Companies who are unable or unwilling to repay their loans. Fund Investments in companies with adjustable-rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Fund Investments with fixed rates may decline in value because they are locked in at below market yield.

NAV Per Share | $ / shares	$ 10.08
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The following table summarizes the Capital Share transactions for the period January 2, 2026 through March 31, 2026:

Period Ended March 31, 2026
Shares Sold	5,979,137
Shares issued to holders in reinvestment of distributions	180
Shares redeemed	—
Net increase in shares	5,979,317
Shares outstanding:
Beginning of period	10,000
End of period	5,989,317

Long Term Debt [Table Text Block]

9. Line of Credit and Financing Facility

As of March 31, 2026, the Fund established a financing facility with a maturity date of January 5, 2032 for $85,000,000. As of March 31, 2026, the line had an outstanding balance of $13,645,588.

During the period ended as of March 31, 2026, the average aggregate borrowing was $8,164,670 which resulted in interest expense of $144,741 at a weighted average interest rate of 7.60% and is included in Interest Expense on the Fund’s Statement of Operations.

Outstanding Securities [Table Text Block]
ASSETS:
Investments, at fair value(1)		$72,389,604
Due from Adviser (see Note 4)		1,456,059
Interest and dividend receivable		564,885
Debt issuance costs		452,771
Deferred offering costs		248,671
Other assets		16,314
Total assets		75,128,304

LIABILITIES:
Line of credit payable		$13,645,588
Accrued organizational costs		246,125
Legal fees payable		199,256
Audit and tax fees payable		134,800
Incentive fee payable		110,595
Accounting and administration fees payable		84,568
Pricing fees payable		66,792
Interest payable		60,769
Transfer agent fees payable		23,128
Custody fees payable		4,071
Accrued expenses and other liabilities		164,108
Total liabilities		14,739,800
Total net assets		$60,388,504

Components of Net Assets:
Paid-in capital		$60,101,808
Total distributable earnings		286,696
Total net assets		$60,388,504

Class I:
Net assets	$
Outstanding Shares		5,989,317
Net Asset Value Per Share		$10.08
(1) Cost of Investments		$72,378,584

Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	5,989,317
Non-Diversified Status Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Valuation of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Fund Investments

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans, fixed-income instruments and other Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Unspecified Investments; Dependence on the Advisers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments; Dependence on the Advisers

The Advisers have complete discretion to select the Fund’s investments as opportunities arise. The Fund, and, accordingly, Shareholders, must rely upon the ability of the Advisers to identify and implement investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Advisers in respect of the Fund’s investments. The Sub-Adviser has the authority and responsibility for asset allocation, the selection of Fund’s investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Advisers to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or the Fund’s investments, or the terms of any such investments. There is no assurance that the Advisers will be able to select or implement successful strategies or achieve the Fund’s investment objective.

Asset Backed Securities (“ABS”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Backed Securities (“ABS”) Risk

ABS are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, fund finance, trade receivables, equipment leases, and other assets that produce streams of payments. ABS are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, ABS entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

ABS entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

ABS are often backed by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset backed security will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.

Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

One of the fundamental risks associated with debt and debt-related securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer, in the collateral supporting a Fund investment, or in general economic conditions (or all three) may impair the ability of an issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if issuers of debt securities in which the Fund invest become unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Risks in Investments in Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks in Investments in Loans

The Fund will originate or invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There is no assurance that the value assigned by the Adviser to collateralize an underlying loan can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

The portfolio may include first lien senior secured, second and third lien loans and any other loans.

The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Default Risk

The ability of the Fund to generate income through its investments is dependent upon payments being made by the borrower underlying such investments. If a borrower is unable to make its payments on an investment, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such investment.

A portion of the Fund’s investments will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted investments. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about an investment, and may not be able to pursue borrowers to collect payment under investments. To the extent an investment is secured, there is no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the investment. Certain investments, such as loans, are credit obligations of the borrowers and the terms of certain investments may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan or other instrument through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans or other instruments and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan or other instrument. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans or other instruments, or it may impair a third party’s ability to collect, on behalf of the Fund, upon default. To the extent that a loan or other instrument is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan or instrument because the borrowers have no collateral at risk. The Fund may not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan or instrument will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan or instrument, unsecured creditors will receive only a fraction of any amount outstanding on the loan or instrument, if anything.

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans

Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Mezzanine Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Debt Risk

Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds and unsecured loans. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Concentration of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments

Subject to the Fund’s policy not to concentrate in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, or in any issuer, pursuant to the 1940 Act and SEC guidance thereunder, the Fund will not invest 25% or more of the value of its total assets in the securities of issuers engaged in any single industry. However, despite this 25% limitation, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs.

To the extent that the Fund invests more heavily in a particular industry, the Fund’s NAV will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to concentration risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies

The Fund’s investments may include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there is no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Sub-Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on Fund Investments and the investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and its rates of return on invested capital. To mitigate such interest rate exposure, the Fund may invest a portion of its portfolio in investments with floating interest rates. In addition, an increase in interest rates would make it more expensive to use debt for the Fund and the Fund’s financing needs, if any.

In addition, in the event of a significant rising interest rate environment, the Fund’s Portfolio Companies with floating interest rate loans could see their payments increase and there may be a significant increase in the number of the Fund’s Portfolio Companies who are unable or unwilling to repay their loans. Fund Investments in companies with adjustable-rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Fund Investments with fixed rates may decline in value because they are locked in at below market yield.